Investment Portfolio
(UNAUDITED) | 07.31.2021
CARILLON SCOUT SMALL CAP FUND
COMMON STOCKS - 99.7%	Shares	Value
Aerospace & defense - 1.5%
Kratos Defense & Security Solutions, Inc.*	221,727	$6,030,974
Air freight & logistics - 1.2%
Forward Air Corp.	53,881	4,765,236
Auto components - 2.4%
Patrick Industries, Inc.	63,808	5,272,455
Stoneridge, Inc.*	148,573	4,301,188
Automobiles - 1.4%
Thor Industries, Inc.	45,215	5,351,647
Banks - 0.8%
Hilltop Holdings, Inc.	101,285	3,208,709
Biotechnology - 7.6%
Coherus Biosciences, Inc.*	324,024	4,228,513
Eagle Pharmaceuticals, Inc.*	92,580	4,304,970
Halozyme Therapeutics, Inc.*	160,762	6,644,293
Insmed, Inc.*	177,088	4,356,365
Vericel Corp.*	193,392	10,238,173
Capital markets - 2.7%
Cohen & Steers, Inc.	86,733	7,217,053
Open Lending Corp., Class A*	91,036	3,459,368
Chemicals - 1.5%
Balchem Corp.	43,206	5,828,057
Commercial services & supplies - 0.7%
Healthcare Services Group, Inc.	107,040	2,793,744
Construction & engineering - 1.0%
Dycom Industries, Inc.*	58,212	4,039,913
Consumer finance - 1.6%
Green Dot Corp., Class A*	74,711	3,441,936
LendingTree, Inc.*	15,186	2,964,611
Diversified consumer services - 1.0%
OneSpaWorld Holdings Ltd.*	410,149	4,052,272
Electrical equipment - 1.5%
TPI Composites, Inc.*	150,063	5,873,466
Electronic equipment, instruments & components - 6.8%
Advanced Energy Industries, Inc.	50,235	5,211,881
ePlus, Inc.*	46,597	4,308,359
Fabrinet*	55,775	5,271,853
II-VI, Inc.*	102,271	7,139,538
Plexus Corp.*	53,795	4,858,764
Energy equipment & services - 0.3%
Core Laboratories N.V.	37,280	1,243,661
Equity real estate investment trusts (REITs) - 1.4%
CareTrust REIT, Inc.	222,805	5,374,057
Food & staples retailing - 1.3%
Performance Food Group Co.*	115,208	5,278,831
Health care equipment & supplies - 6.2%
ICU Medical, Inc.*	25,238	5,130,633
Integer Holdings Corp.*	62,017	6,070,844
LeMaitre Vascular, Inc.	107,836	5,872,749
Tactile Systems Technology, Inc.*	84,642	4,145,765
Varex Imaging Corp.*	112,113	3,060,685
Health care providers & services - 10.2%
AdaptHealth Corp.*	219,643	4,917,807
AMN Healthcare Services, Inc.*	86,754	8,723,982
HealthEquity, Inc.*	78,836	5,832,287
LHC Group, Inc.*	38,417	8,266,570
ModivCare, Inc.*	37,785	6,423,450
U.S. Physical Therapy, Inc.	49,159	5,808,628
Health care technology - 2.8%
Omnicell, Inc.*	75,458	11,054,597
Hotels, restaurants & leisure - 2.4%
Cracker Barrel Old Country Store, Inc.	27,537	3,749,989
Lindblad Expeditions Holdings, Inc.*	146,557	2,006,365
The Cheesecake Factory, Inc.*	76,432	3,459,312
Household durables - 4.0%
Installed Building Products, Inc.	60,338	7,240,560
LGI Homes, Inc.*	49,163	8,401,957
Insurance - 0.7%
Selectquote, Inc.*	144,855	2,578,419
IT services - 1.2%
I3 Verticals, Inc., Class A*	141,693	4,522,840
Life sciences tools & services - 4.2%
Medpace Holdings, Inc.*	55,015	9,679,339
NeoGenomics, Inc.*	150,228	6,925,511
Machinery - 4.8%
Albany International Corp., Class A	53,457	4,616,012
Chart Industries, Inc.*	73,829	11,476,718
Proto Labs, Inc.*	35,972	2,812,651
Media - 1.5%
Magnite, Inc.*	195,163	5,913,439
Pharmaceuticals - 2.4%
Pacira BioSciences, Inc.*	70,071	4,130,686
Supernus Pharmaceuticals, Inc.*	198,522	5,227,084
Professional services - 1.7%
Insperity, Inc.	65,963	6,533,635
Semiconductors & semiconductor equipment - 6.4%
Ambarella, Inc.*	54,402	5,358,053
Impinj, Inc.* (a)	81,595	3,753,370
NeoPhotonics Corp.*	448,068	4,346,259
Power Integrations, Inc.	63,934	6,200,959
Semtech Corp.*	89,381	5,533,578
Software - 10.7%
Box, Inc., Class A*	234,112	5,599,959
Envestnet, Inc.*	59,935	4,508,910
J2 Global, Inc.*	56,390	7,966,215
Mimecast Ltd.*	83,310	4,627,871
Qualys, Inc.*	47,283	4,802,061
The Descartes Systems Group, Inc.*	89,487	6,502,125
Upland Software, Inc.*	112,480	4,049,280
Verint Systems, Inc.*	95,977	4,095,339
Specialty retail - 1.0%
Monro, Inc.	69,604	4,037,032
Textiles, apparel & luxury goods - 1.1%
G-III Apparel Group Ltd.*	146,505	4,374,639
Thrifts & mortgage finance - 1.2%
Axos Financial, Inc.*	94,515	4,522,543
Trading companies & distributors - 2.5%
Applied Industrial Technologies, Inc.	52,504	4,709,609
Global Industrial Co.	126,624	5,004,180
Total common stocks (cost $221,615,905)		391,634,383

MONEY MARKET FUNDS - 0.0%
First American Government Obligations Fund - Class X, 0.03%#	186,550	186,550
Total money market funds (cost $186,550)		186,550
Total investment portfolio (cost $221,802,455) - 99.7%		391,820,933
Other assets in excess of liabilities - 0.3%		1,106,693
Total net assets - 100.0%		$392,927,626

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $188,600 or 0.0% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.